SCHEDULE OF ESTIMATED FUTURE AMORTIZATION EXPENSE RELATED TO CUSTOMER LISTS HELD (Details)	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 155,723
2027	146,781
2028	146,781
2029	146,781
2030	97,332
Thereafter
Total	$ 693,398